[DECHERT LLP LETTERHEAD]




September 23, 2009

Mr. Christian T. Sandoe
Securities and Exchange
Commission Division of
Investment Management
100 F Street, NE
Washington, D.C.  20549



RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND"; FILE NOS. 333-135105 AND 811-21910)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 53 to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with the proposed offering of three new series of the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz